Fees and Expenses - Invesco Government & Agency Portfolio	May 28, 2024
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Premier
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Premier
Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	0.07

Total Annual Fund Operating Expenses	0.17

Expense Reimbursement[2]	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.12

1
“Other Expenses” are based on estimated amounts for the current fiscal year.
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement (excluding certain items discussed in the SAI) of Premier Class shares to 0.12% of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the expense limit agreement, it will terminate on December 31, 2025. During its term, the expense limit agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years
Premier	$12	$50